CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (13,076,000)	$ (5,750,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	259,000	173,000
Discount amortization on convertible notes	304,000	0
Stock-based compensation expense	1,226,000	595,000
Operating lease right of use assets amortization	318,000
Bad debt expense	1,474,000	216,000
Forgiveness of PPP Loan	0	(781,000)
Accrued interest on convertible notes	26,000	0
Change in fair value of warrants	(4,158,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,317,000)	(2,119,000)
Prepaid expenses and other current assets	(578,000)	(740,000)
Contract assets	31,000	(98,000)
Accounts payable and other liabilities	1,450,000	704,000
Operating lease liabilities	(318,000)
Related party payable	0	(51,000)
Related party receivable	0	77,000
Deferred revenue	(159,000)	(110,000)
Net cash provided by (used in) operating activities	(14,518,000)	(7,884,000)
Cash flows from investing activities:
Business combination, net of cash acquired	0	(122,000)
Purchase of convertible note	(259,000)	0
Purchases of property and equipment	(154,000)	(252,000)
Net cash used in investing activities	(413,000)	(374,000)
Cash flows from financing activities:
Business combination, net of transaction cost	10,110,000	0
Proceeds from convertible notes	7,000,000	0
Repayment of convertible notes	(1,000,000)	0
Proceeds from exercise of stock options	140,000	38,000
Net cash (used in) provided by financing activities	16,250,000	38,000
Net increase (decrease) in cash and cash equivalents	1,319,000	(8,220,000)
Cash and cash equivalents at beginning of period	2,227,000	10,447,000
Cash and cash equivalents at end of period	3,546,000	2,227,000
Supplemental cash flows disclosures
Income taxes paid	2,000	0
Interest paid	330,000	0
Supplemental disclosure of non cash activities
Conversion of 15% convertible note and interest into common stock	7,305,000	0
Warrants assumed in business combination at estimated fair value	4,496,000	0
Conversion of L1 Notes into common stock	200,000	0
Issue of common stock for business combination	0	50,000
Indemnity holdback for business combination	$ 0	$ 23,000